SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS [Text Block]

4. SHORT-TERM INVESTMENTS

As at December 31, 2021, the Company had $16,000,000 (December 31, 2020 - $nil) invested in Canadian dollar denominated guaranteed investment certificates plus accrued interest of $73,639 (December 31, 2020 - $nil).